Note 7. Subsequent Events	12 Months Ended	9 Months Ended
	Jul. 31, 2012	Apr. 30, 2013 Scenario, Actual [Member]
Note 7. Subsequent Events [Line Items]
Subsequent Events [Text Block]

NOTE 7.  - SUBSEQUENT EVENTS

In September 2012, 116,665 shares were issued to a third party vendor for services. These shares were valued at $23,333.

On September 17, 2012, the Company sold 600,000 shares of common stock for $300,000.

On September 17, 2012, the Company exercised its right of first refusal to purchase two additional mineral properties, Walter (the “Walter Claim”) and Maria (the “Maria Claim”), from GEXPLO pursuant to the “Acquisition Agreement”.  In exchange for the Walter Claim and the Maria Claim, Rosa Habeila Feliz Ruiz transferred 13,181,460 of her shares of the Company’s common stock to the Vendor.

On October 12, 2012, the Company amended the Acquisition Agreement  (the “Amendment”) with GEXPLO and Rosa Habeila Feliz Ruiz. Pursuant to the Amendment, the Company would no longer have right of first refusal to purchase the Shalee and Daniel claims and instead would have right of first refusal to purchase the Henry, Francesca, Eliza, and Nathaniel claims.

On October 12, 2012, the Company exercised its right of first refusal to purchase four additional mineral properties, Henry (the “Henry Claim”), Francesca (the “Francesca Claim”), Eliza (the “Eliza Claim”) and Nathaniel (the “Nathaniel Claim”), from the Vendor pursuant to the Acquisition Agreement.  In exchange for the Claims, Rosa Habeila Feliz Ruiz transferred 12,644,943 of her shares of the Company’s common stock to the Vendor.

NOTE 8. – SUBSEQUENT EVENTS

On June 12, 2013, the Company issued to JMJ Financial (the “Lender”) convertible promissory note as of the same date in the principal amount of $335,000 (the “Note”) with a maturity date of June 11, 2013, for total consideration of $300,000 (the “Consideration”). The interest rate of the Note is 0% if repaid within the first 90 days, and shall increase to 12% after 90 days.

Upon the closing on June 12, 2013, the Lender paid to the Company consideration in the amount of $60,000. The Lender may pay additional consideration, as chosen by the lender, up to an additional $150,000. Thereafter, the Lender may pay additional consideration to the Company by mutual agreement up to a total consideration of $300,000.

Pursuant to the terms of the Note, the Lender may elect to convert all or part of the outstanding unpaid principal and accrued interest into shares of the Company’s common stock (up to an amount that would result in JMJ Financial holding no more than 4.99% of the outstanding shares of common stock of the Company) at a conversion price of the lesser of: (i) $0.138, or (ii) 60% of the lowest trade price in the 25 trading days preceding the conversion.